Segment and Revenue by Geography and by Major Customer (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

	Six months ended on June 30, 2022
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	35,067	9,034	44,101
Gross profit	27,881	3,343	31,224
Research and development expenses	11,392	17,639	29,031
Sales and marketing expenses	3,695	4,987	8,682
General and administrative expenses	4,244	4,397	8,641

Segment operating profit (loss)	8,550	(23,680)	(15,130)

Change in fair value of Forfeiture Shares			4,142
Financial expenses, net			(3,675)

Loss before taxes on income			(14,663)

Depreciation expenses	303	364	667

	Six months ended on June 30, 2021
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	27,145	3,729	30,874
Gross profit	21,266	733	21,999
Research and development expenses	5,255	16,099	21,354
Sales and marketing expenses	3,437	2,895	6,331
General and administrative expenses	2,303	2,241	4,544

Segment operating profit (loss)	10,271	(20,502)	(10,231)

Financial expenses, net			336

Loss before taxes on income			(9,895)

Depreciation expenses	171	351	522

	Three months ended on June 30, 2022
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	18,335	4,146	22,481
Gross profit	14,414	1,370	15,784
Research and development expenses	5,122	9,782	14,904
Sales and marketing expenses	1,917	2,556	4,473
General and administrative expenses	2,081	2,259	4,340

Segment operating profit (loss)	5,294	(13,227)	(7,933)

Change in fair value of Forfeiture Shares			1,538
Financial expenses, net			(3,560)

Loss before taxes on income			(9,955)

Depreciation expenses	161	186	347

	Three months ended on June 30, 2021
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	15,513	1,997	17,510
Gross profit	12,053	414	12,467
Research and development expenses	2,692	8,264	10,956
Sales and marketing expenses	1,648	1,574	3,222
General and administrative expenses	1,176	1,190	2,366

Segment operating profit (loss)	6,537	(10,614)	(4,077)

Change in fair value of Forfeiture Shares			—
Financial expenses, net			503

Loss before taxes on income			(3,574)

Depreciation expenses	22	244	266

Schedule of Geographic Revenues
The following table shows revenue by geography, based on the customers’ “bill to” location:

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021

	U.S. dollars in thousands
Israel	1,279	779	749	371
China	5,339	8,233	2,533	4,787
United States	7,238	3,834	3,681	1,301
Hong Kong	7,286	5,567	3,965	3,592
Hungary	6,399	3,051	2,486	1,630
Japan	5,274	3,515	3,239	2,487
Other	11,286	5,895	5,828	3,342

	44,101	30,874	22,481	17,510

Schedule of Supplemental data - Major Customers
The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	June 30, 2022	December 31, 2021

Accounts Receivable	U.S. dollars in thousands
Customer A	17%	12%
Customer B	5%	16%
Customer C	10%	7%

	Six months ended June 30,		Three months ended June 30,
	2022	2021	2022	2021

Revenues	U.S. dollars in thousands		U.S. dollars in thousands
Customer D	11%	11%	14%	14%
Customer A	10%	5%	10%	5%
Customer E	0%	12%	0%	14%
Customer F	7%	11%	7%	11%
Customer G	6%	10%	7%	12%

Schedule of Property and Equipment by Geography
d.	Property and Equipment by Geography:

	June 30, 2022	December 31, 2021

	U.S. dollars in thousands
Domestic (Israel)	2,102	2,259
Taiwan	157	199
China	159	210
USA	153	73

	2,571	2,741